Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands, ¥ in Millions							1 Months Ended	12 Months Ended
	Apr. 06, 2016 CNY (¥)	Mar. 30, 2016 CNY (¥)	Mar. 01, 2016 shares	Feb. 12, 2016 $ / shares	Feb. 12, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Jan. 31, 2016 CNY (¥) Note	Dec. 31, 2015 CNY (¥)	Apr. 06, 2016 USD ($)	Mar. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Feb. 12, 2015 USD ($)	Feb. 02, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares
Subsequent Event [Line Items]
Notes payable															$ 9,670
Short-term loans												$ 21,402			$ 14,734
Ordinary shares, par value | $ / shares												$ 0.00002			$ 0.00002
American depository shares to common stock ratio								0.0666%
Bankers Acceptance
Subsequent Event [Line Items]
Security deposit in bank account												$ 4,835
Short-term loans												9,670
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Subsequent Event [Line Items]
Maturity period of loans					12 months			12 months
Carrying value of the pledged property												2,851
Short-term loans					¥ 40			¥ 40				$ 6,175	$ 6,175
Annual interest rate					6.16%								6.16%
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Subsequent Event [Line Items]
Maturity period of loans						12 months
Short-term loans						¥ 20								$ 3,087
Annual interest rate						7.00%								7.00%
Subsequent Event
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares				$ 0.00002
American depository shares to common stock ratio			0.0133%	0.0666%
Ratio Change effect on ADS split to ADS holders | shares			0.20
Subsequent Event | Bankers Acceptance
Subsequent Event [Line Items]
Notes payable							¥ 100				$ 15,437
Number of bank acceptance notes | Note							8
Security deposit in bank account											7,719
Carrying value of the pledged property											$ 7,475
Subsequent Event | Bankers Acceptance | Minimum
Subsequent Event [Line Items]
Maturity period of loans							5 months
Subsequent Event | Bankers Acceptance | Maximum
Subsequent Event [Line Items]
Maturity period of loans							6 months
Subsequent Event | Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Subsequent Event [Line Items]
Maturity period of loans		12 months
Short-term loans		¥ 40								$ 6,175
Annual interest rate		5.22%								5.22%
Subsequent Event | Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Subsequent Event [Line Items]
Maturity period of loans	12 months
Short-term loans	¥ 20								$ 3,087
Annual interest rate	5.22%								5.22%